Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel Expense [Abstract]
Personnel expenses
23.	Personnel expenses

	Note	2022	2021
Short-term employee benefits		2,216,769	1,863,907
Contributions to defined contribution plans		9,570	9,323
Current and past service costs related to defined benefit plans	16	116,506	55,437
Termination benefits		6,688	6,053
Equity-settled share-based payment transactions	21	14,648	15,424
Cash-settled share-based payment transactions	21	(1,325)	23,937
		2,362,856	1,974,081
In 2020, the Canada Emergency Wage Subsidy (“CEWS”) was established to enable Canadian employers to re-hire workers previously laid off, help prevent further job losses, and to better position themselves to resume normal operations following the COVID-19 pandemic declaration and crisis.
During 2021, certain legal entities within the Company qualified for the CEWS resulting in a $12.3 million (2022 - nil) subsidy that was recorded and offset against personnel expenses, presented in short-term employee benefits, in the consolidated statement of income.